Subsequent Events (Details)	1 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended
	Feb. 28, 2014 Performance Restricted Stock Units	Mar. 31, 2014 2012 Plan Performance Restricted Stock Units	Jun. 30, 2014 2012 Plan Performance Restricted Stock Units	Jan. 02, 2014 2012 Plan Performance Restricted Stock Units Subsequent Event [Member]	Jan. 02, 2014 2012 Plan Restricted Stock [Member] Subsequent Event [Member]	Jan. 28, 2014 Argus Louisiana Light Sweet [Member] Swap [Member] February 2014 - January 2015 [Member] Crude Oil [Member] Subsequent Event [Member] bbl	Feb. 19, 2014 Argus Louisiana Light Sweet [Member] Swap [Member] March 2014 - February 2015 [Member] Crude Oil [Member] Subsequent Event [Member] bbl
Subsequent Event [Line Items]
Awards granted	79,150	79,150	79,150	79,000	79,000
Vesting period				2 years	2 years
Volume (Bbls)						365,000	365,000
Fixed Swap Price						96.75	100.60